RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 130	$ 160
Cost of goods sold	57	113
Selling, general and administrative expenses	24	33
Trade receivables	4		$ 4
Trade payables	55		83
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	164	251
Cost of goods sold	92	$ 106
Trade receivables	95		121
Trade payables	$ 90		$ 70